Research And Development Expenses, Net	12 Months Ended
Dec. 31, 2019
Research and Development Expense [Abstract]
Research And Development Expenses, Net	RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2019	2018	2017
Total expenses	$368,652	$317,690	$301,382
Less - grants and participations	(36,895)	(30,338)	(36,322)
	$331,757	$287,352	$265,060